PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF PREPAID EXPENSES

Prepaid expenses and other current assets consisted of the following:

	As of
	June 30, 2024	December 31, 2023
Prepayment to vendors	$7,398,181	$5,784,530
Deferred IPO Costs(1)	-	1,282,570
Advances to employees(2)	53,393	29,380
Others(3)	376,684	210,998
Prepaid expenses and other current assets	$7,828,258	$7,307,478

(1)	The balance represented the incremental costs incurred for the IPO, which was deducted from the proceeds of the IPO upon the completion of the IPO.

(2)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.

(3)	The balance primarily represented a deductible VAT input tax of $227,031 and $54,734 as of June 30, 2024 and December 31, 2023, respectively.